Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025 CNY (¥) Segment	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Nov. 28, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Deferred offering expenses	¥ 8,663					$ 1,209
Impairment charge recognized (in Dollars) | $
Fixed exchange rate							0.04784
Notional amount (in Yuan Renminbi) | ¥							¥ 20,222
Fixed rate							3.15%
Contract liabilities	3,485				¥ 3,885	$ 486
Revenue of contract liabilities recognized	2,305	322	¥ 2,671
Shipping and handling expenses	2,060	288	3,096
Advertising costs	¥ 523	$ 73	¥ 623
VAT rate	3.00%		3.00%	3.00%		3.00%
Percentage of tax benefit	50.00%	50.00%
Percentage of statutory surplus reserve fund after tax profits	10.00%	10.00%
Percentage of aggregated appropriations registered capital	50.00%	50.00%
Percentage of after tax profits	10.00%	10.00%
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	our chief operating decision maker (“CODM”) has been identified as our Chief Executive Officer, who reviews unaudited condensed consolidated results when making decisions about allocating resources and assessing performance of the company.	our chief operating decision maker (“CODM”) has been identified as our Chief Executive Officer, who reviews unaudited condensed consolidated results when making decisions about allocating resources and assessing performance of the company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Number of reportable segment (in Segment) | Segment	1	1
Jilin Economic and Technological Development Zone Economic and Technological Development General Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of noncontrolling interests	15.2439%					15.2439%
Jilin Jinqiao Investment Co. Ltd., [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of noncontrolling interests	0.9146%					0.9146%
Yufeng Liu. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of noncontrolling interests	0.0001%					0.0001%
Jilin Zhengye [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of noncontrolling interests	51.00%					51.00%
Youjia Technology Consulting Services (Tianjin) Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of noncontrolling interests	49.00%					49.00%
Peoples Republic of China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of aggregated appropriations registered capital	50.00%	50.00%
Vendor One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					13.70%
Vendor One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	12.90%	12.90%	11.80%	11.80%
No Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	10.00%	10.00%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	11.60%	11.60%
Vendor Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	10.20%	10.20%
Client One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	25.10%	25.10%			49.00%
Client One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	20.00%	20.00%	43.20%	43.20%
Largest Clients [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					49.00%
Client Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	12.50%	12.50%
Client Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			10.10%	10.10%
US Dollar [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	1					1
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	7.1636					7.1636